BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES	12 Months Ended
Dec. 31, 2022
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES.
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

21.    BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Commission, handling and settlement expenses	302,800	524,470	329,225
IPO subscription service charge expenses	58,686	47,689	564
Total	361,486	572,159	329,789